Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2022
Entity File Number	333-179212
Entity Registrant Name	Puget Technologies, Inc.
Entity Central Index Key	0001540615
Entity Tax Identification Number	01-0959140
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4675 S Yosemite Street
Entity Address, Address Line Two	Unit 204
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(614)
Local Phone Number	246-0070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false